Average Annual Total Returns - Parnassus Core Equity Fund	May 01, 2021	Apr. 30, 2021
SP [Member]
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
LipperEquityIncomeFundsAverage [Member]
Average Annual Return:
1 Year	4.43%
5 Years	9.88%
10 Years	9.79%
Investor Shares
Average Annual Return:
1 Year	21.19%
5 Years	15.27%
10 Years	13.96%
Investor Shares | After Taxes on Distributions
Average Annual Return:
1 Year		19.43%
5 Years		13.45%
10 Years		12.44%
Investor Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	13.59%
5 Years	11.88%
10 Years	11.28%
Institutional Shares
Average Annual Return:
1 Year	21.47%
5 Years	15.51%
10 Years	14.19%